INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 5 - INCOME TAXES

At June 30, 2018, the Company’s effective tax rate differs from the US federal statutory tax rate primarily due to a valuation allowance recorded against net deferred tax assets in all jurisdictions in which the Company operates. At December 31, 2017, the Company’s effective tax rate differed from the US federal statutory tax rate primarily due to earnings taxed at the lower income tax rate in Cyprus.

We regularly review deferred tax assets to assess their potential realization and establish a valuation allowance for portions of such assets to reduce the carrying value if we do not consider it to be more likely than not that the deferred tax assets will be realized. Our review includes evaluating both positive (e.g., sources of taxable income) and negative (e.g., recent historical losses) evidence that could impact the realizability of our deferred tax assets. At June 30, 2018, the Company has a maintained a valuation allowance against all net deferred tax assets in each jurisdiction in which it is subject to income tax.

As of June 30, 2018, the Company has no uncertain tax positions recorded in any jurisdiction where it is subject to income tax. The Company has recorded $44,120 of interest and penalties as interest expense for the six months ended June 30, 2018 in accordance with this policy.

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended December 31, 2017 and 2016 is as follows:

	12/31/2017	12/31/2016
US
Income before income taxes	$(6,209,768)	$(592,288)
Taxes under statutory US tax rates	$(2,111,321)	$(201,378)
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	$156,724	$193,451
Foreign tax rate differential	$424,810	$19,122
Tax Cuts and Jobs Act	$181,881	$-
Permanent differences	$1,384,635	$360
State taxes	$(31,629)	$(11,594)
Income tax (expense) income	$5,100	$(39)

The decrease in the Company's effective tax rate in the previous years was primarily attributable to The Tax Cuts and Jobs Act (the “Act”), which was enacted on December 22, 2017. The Act reduces the U.S. federal corporate income tax rate from 34% to 21%. The most significant impact of the legislation for the Company was a $181,881 reduction of the value of net deferred tax assets (which represent future tax benefits) as a result of lowering the U.S. corporate income tax rate from statutory rate of 34% to 21%.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities consist of the following:

	12/31/2017	12/31/2016
US
Net operating loss carry forward	$399,115	$329,848
Greece
Net operating loss carry forward	53,177	176,443
Cyprus
Net operating loss carry forward	11,274	11,052
United Kingdom
Net operating loss carry forward	50,772	11,052
Total deferred tax asset	514,338	517,343
Valuation allowance	(514,338)	(517,343)
Deferred tax asset, net	$-	$-

At December 31, 2017, the Company had U.S. net operating loss carry forwards of approximately $1,504,390 that may be offset against future taxable income, subject to limitation under IRC Section 382, which begin to expire in 2031. At December 31, 2017, the Company had Greece net operating loss carry forwards of approximately $183,369 that may be offset against future taxable income which begin to expire in 2019. At December 31, 2017, the Company had United Kingdom net operating loss carry forwards of approximately $406,172 that may be offset against future taxable income part or all of which may not be available to offset our future taxable income in the United Kingdom should there be a change in the nature or conduct of our business in the United Kingdom within the three years subsequent to the date of our acquisition of Decahedron. During the period ending December 31, 2017, the Company generated Cyprus net operating loss carry forwards of $90,194 which may be carryforward for five (5) years. The Company does not anticipate to generate taxable income in Cyprus in excess of its Cyprus net operating losses. No tax benefit has been reported in the December 31, 2017 or 2016 consolidated financial statements due to the uncertainty surrounding the realizability of the benefit, based on a more likely than not criteria and in consideration of available positive and negative evidence.

The Company asserts that it will indefinitely reinvest the unremitted earnings and profits generated by Amplerissimo, its Cyprus subsidiary, in 2015. Accordingly, no U.S. deferred tax liability has been established for the unremitted earnings and profits generated in Cyprus.

The Company applied the "more-likely-than-not" recognition threshold to all tax positions taken or expected to be taken in a tax return, which resulted in no unrecognized tax benefits as of December 31, 2017 and December 31, 2016, respectively.

The Company has elected to classify interest and penalties that would accrue according to the provisions of relevant tax law as interest and other expense, respectively. As of December 31, 2017 the Company has accrued approximately $86,409 in other expense.

The Company's tax years since inception through 2017 remain open to examination by most taxing authorities.

Taxes payable are $1,358,789 and $1,080,590 as of December 31, 2017 and December 31, 2016, respectively.